Financial Instruments - Fair Value Measurements (Details) - Schedule of Model Valuation Assumptions - $ / shares		9 Months Ended
		Dec. 31, 2023	Jan. 31, 2022
Schedule of Model Valuation Assumptions [Line Items]
Remaining term (years)		5 years
Conversion price (in Dollars per share)		$ 10
Fair value per share (in Dollars per share)		$ 3.7	$ 29.56
Minimum [Member]
Schedule of Model Valuation Assumptions [Line Items]
Volatility1	[1]	35.00%
Risk-free rate2	[2]	4.60%
Maximum [Member]
Schedule of Model Valuation Assumptions [Line Items]
Volatility1	[1]	45.00%
Risk-free rate2	[2]	5.20%

[1]	Expected volatility is based upon the historical volatility of a peer group of publicly traded companies.
[2]	The risk-free rate for the expected term of the warrant is based on U.S. Treasury constant maturities yield at measurement date.